Submission	May 22, 2025
Submission [Line Items]
Central Index Key	0001984060
Registrant Name	Atlas Energy Solutions Inc.
Registration File Number	333-279434
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES